SEGMENT INFORMATION - Other Expenses, Net by Type (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Oct. 01, 2016	Jul. 02, 2016	Apr. 02, 2016	Jan. 02, 2016	Oct. 03, 2015	Jul. 04, 2015	Apr. 04, 2015	Dec. 31, 2016	Jan. 02, 2016	Jan. 03, 2015
Other items:
Net loss from curtailment and settlement of pension obligations			$ 41.4		$ 0.3				$ 41.4	$ 0.3	$ 1.6
Net gains on sales of assets	$ (1.4)		0.3					$ (1.7)	(1.1)	(1.7)	(2.5)
Transaction costs									5.0
Legal settlements						$ 0.2		(0.5)		(0.3)
Loss on sale of product line and related exit costs										10.5
Indefinite-lived intangible asset impairment charge									0.0		3.0
Other expense, net	4.8	$ 4.6	50.2	$ 5.6	19.3	7.0	$ 27.7	14.3	65.2	68.3	68.2
Severance and related costs
Restructuring charges:
Restructuring charges	4.0	1.9	3.6	5.2	17.5	4.7	16.8	13.5	14.7	52.5	54.7
Asset impairment charges and lease cancellation costs
Restructuring charges:
Restructuring charges	$ 1.3	$ 0.7	$ 2.8	$ 0.4	$ 1.5	$ 1.9	$ 3.2	$ 0.4	$ 5.2	$ 7.0	$ 11.4